Financial Data by Segment and Geographic Area - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2018 Segment Employees Service	Dec. 31, 2017 Segment Employees Service Customer
Segment Reporting Information [Line Items]
Number of operating segments	1	1
Number of reportable segments	1	1
Number of customers | Customer		0
Status of customer accounts		No single customer accounts for 1% or more of our consolidated revenue for any of the periods presented.
Status of customer accounts, percentage		1.00%
Cloud Revenue [Member]
Segment Reporting Information [Line Items]
Number of cloud offering delivering solution	2	2
Powerpay [Member] | Maximum [Member]
Segment Reporting Information [Line Items]
Number of employees generating revenue from recurring fees | Employees	20	20
Bureau Revenue [Member]
Segment Reporting Information [Line Items]
Number of primary service lines delivering solutions | Service	3	3